Information about financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	$ 76,815	$ 85,511	$ 96,694
Financial assets, at fair value	(20,256)	(20,054)	(37,058)
Level 2 | Cash flow hedges
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	142	50	84
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	93,753	103,750	106,845
Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	29,405	36,149	50,172
Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	60,593	3,829	9,083
Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,538	60,232	4,554
Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,217	2,504	39,832
Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	1,036	2,433
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	771
Research project financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,287	3,783	6,584
Research project financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,237	1,057	1,944
Research project financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,683	1,042	2,387
Research project financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	146	1,684	1,828
Research project financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	221	0	425
Research project financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Research project financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	7,723	9,518	14,228
Interest-bearing receivables financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	7,723	9,518	14,228
Interest-bearing receivables financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,971	6,462	7,661
Government loans | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,534	1,240	1,536
Government loans | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,397	1,573	1,851
Government loans | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,367	1,483	1,319
Government loans | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	673	1,452	1,287
Government loans | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	714	1,256
Government loans | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	412
Convertible debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	54,348	54,623	35,506
Convertible debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	54,348	0	0
Convertible debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	54,623	0
Convertible debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	35,506
Convertible debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Venture debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	9,168
Venture debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	6,600
Venture debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	2,568
Venture debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Venture debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Venture debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Venture debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	3,569	4,620	5,776
Lease liability | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,569	4,620	7,931
Lease liability | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,291	1,238	1,777
Lease liability | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	930	1,043	2,027
Lease liability | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,025	965	1,407
Lease liability | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	323	1,052	1,184
Lease liability | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	322	1,177
Lease liability | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	359
Trade payables | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	11,577	15,564	17,381
Trade payables | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	9,342	13,916	15,701
Trade payables | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,235	171	250
Trade payables | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	1,477	0
Trade payables | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	1,430
Trade payables | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,278	9,180	8,386
Other current liabilities | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,278	9,180	8,386
Other current liabilities | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value		10,081	12,395
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0		0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	3,203	10,081	12,395
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	0		0
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value	$ 142	$ 50	$ 84